Submission	Feb. 20, 2026
Submission [Line Items]
Central Index Key	0001530804
Registrant Name	Tronox Holdings plc
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A